8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Payable And Capital Lease Obligations Details
Revolving credit notes payable to PNC Bank N.A. ("PNC") and secured by substantially all assets	$ 12,507,000	$ 10,880,000
Term loan, PNC	4,950,000	2,000,000
Capital lease obligations	1,444,000	1,871,000
Notes payable to sellers of acquired business	1,530,000	1,976,000
Junior subordinated notes	1,000,000	6,320,000
Subtotal	21,431,000	23,047,000
Less: Current portion of notes and capital obligations	(16,290,000)	(14,055,000)	(12,940,000)
Notes payable and capital lease obligations, net of current portion	$ 5,141,000	$ 8,992,000	$ 11,536,000